VANECK INFLATION ALLOCATION ETF

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

	Number of Shares	Value
EXCHANGE TRADED FUNDS: 99.4% (a)
Energy Select Sector SPDR Fund	65,327	$5,302,593
Global X US Infrastructure Development ETF †	93,749	2,946,531
iShares Global Infrastructure ETF †	261,984	12,300,149
iShares Gold Strategy ETF	61	3,508
iShares Gold Trust	6,254	227,583
iShares MSCI Global Metals & Mining Producers ETF †	54,554	2,207,255
Nuveen Short-Term REIT ETF † ‡	108,017	3,285,877
SPDR Gold MiniShares Trust	5,993	228,273
SPDR S&P Oil & Gas Exploration & Production ETF †	34,025	4,383,441
VanEck Agribusiness ETF † ‡	41,019	3,352,483
VanEck Commodity Strategy ETF ‡	431,325	20,399,516
VanEck Energy Income ETF ‡	86,717	5,572,174
VanEck Gold Miners ETF ‡	207,772	6,256,015
	Number of Shares	Value
VanEck Merk Gold Trust	1,020,214	$18,975,980
VanEck Oil Services ETF † ‡	11,669	3,356,004
VanEck Steel ETF † ‡	46,603	2,980,728
Vanguard Real Estate ETF †	56,770	4,743,701
Total Exchange Traded Funds (Cost: $100,653,988)		96,521,811

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 15.5%
Money Market Fund: 15.5% (Cost: $15,090,010)
State Street Navigator Securities Lending Government Money Market Portfolio	15,090,010	15,090,010
Total Investments: 114.9% (Cost: $115,743,998)		111,611,821
Liabilities in excess of other assets: (14.9)%		(14,552,205)
NET ASSETS: 100.0%		$97,059,616

Footnotes:

(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov.
†	Security fully or partially on loan. Total market value of securities on loan is $21,084,468.
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Diversified Commodities Futures	21.1%	$20,399,516
Gold Bullion	20.1	19,435,344
Utilities	12.7	12,300,149
Real Estate Investment Trusts	8.3	8,029,578
Oil Services	8.0	7,739,445
Gold Mining	6.5	6,256,015
Exchange Traded Funds	5.8	5,572,174
Energy	5.5	5,302,593
Agribusiness	3.5	3,352,483
Steel	3.1	2,980,728
Industrials	3.1	2,946,531
Global Metals and Mining	2.3	2,207,255
	100.0%	$96,521,811

Transactions in securities of affiliates for the period ended June 30, 2023:

	Value 9/30/2022	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/2023

Nuveen Short-Term REIT ETF	$–	$2,634,114	$(805,443)	$(24,559)	$49,352	$149,123	$3,285,877
VanEck Agribusiness ETF	5,199,181	359,131	(2,369,747)	(203,170)	110,114	367,088	3,352,483
VanEck Commodity Strategy ETF	–	31,386,471	(9,863,628)	(54,597)	–	(1,068,730)	20,399,516
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VANECK INFLATION ALLOCATION ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Transactions in securities of affiliates for the period ended June 30, 2023: (continued)

	Value 9/30/2022	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)		Value 6/30/2023

VanEck Energy Income ETF	7,942,124	552,720	(3,879,161)	66,710 (b)	166,312	889,781	(c)	5,572,174
VanEck Gold Miners ETF	5,563,085	4,047,642	(4,955,015)	(99,980)	141,516	1,700,283		6,256,015
VanEck Junior Gold Miners ETF	2,324,276	134,867	(3,071,072)	(616,038)	14,023	1,227,967		–
VanEck Oil Services ETF	3,715,395	773,240	(2,477,555)	262,859	43,218	1,082,065		3,356,004
VanEck Rare Earth/Strategic Metals ETF	2,488,401	129,208	(2,423,174)	(599,334)	34,512	404,899		–
VanEck Steel ETF	3,321,251	279,862	(1,683,111)	144,197	194,876	918,529		2,980,728
	$30,553,713	$40,297,255	$(31,527,906)	$(1,123,912)	$753,923	$5,671,005		$45,202,797
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